DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS

July 31, 2019

(Unaudited)

Principal Amount (000)	Description	Value

	LONG-TERM INVESTMENTS - 132.7%

	Corporate Bonds - 128.8%
	Electric, Gas and Water - 48.5%
$5,500	American Water Capital Corp.,
	3.40%, 3/01/25 (a)	$5,714,863
5,000	CMS Energy Corporation,
	5.05%, 3/15/22 (a)(b)	5,305,817
10,000	CalEnergy Company, Inc.,
	8.48%, 9/15/28 (a)(b)	14,383,844
5,000	The Detroit Edison Company,
	3.45%, 10/01/20 (a)	5,052,029
4,000	Dominion Resources, Inc.,
	5.20%, 8/15/19	4,004,178
3,000	Duke Energy Corporation,
	3.75%, 4/15/24	3,153,808
5,000	Duke Energy Ohio Inc.,
	3.65%, 2/1/29 (a)	5,382,587
4,970	Entergy Louisiana, LLC,
	4.44%, 1/15/26	5,384,912
5,000	Entergy Louisiana, LLC,
	3.12%, 9/01/27	5,155,391
5,000	Florida Power & Light Company,
	3.25%, 6/01/24 (a)(b)	5,205,785
5,000	Indiana Michigan Power Company,
	3.20%, 3/15/23 (a)(b)	5,127,305
2,000	Integrys Energy Group, Inc.,
	4.17%, 11/01/20	2,031,848
5,000	Interstate Power and Light Company,
	3.25%, 12/01/24 (a)(b)	5,170,055
4,000	National Fuel Gas Company,
	3.75%, 03/01/23 (a)	4,064,826
5,000	NiSource Finance Corp.,
	3.49%, 5/15/27	5,187,827
5,000	Oncor Electric Delivery Company, LLC,
	7.00%, 9/01/22 (a)	5,683,512
6,000	Potomac Electric Power Company,
	3.60%, 3/15/24	6,297,642
4,000	Public Service Electric & Gas Company,
	3.75%, 3/15/24 (a)(b)	4,209,467
4,000	Sempra Energy,
	3.55%, 6/15/24 (a)	4,133,741
5,000	Southern California Edison Company,
	3.875%, 6/01/21 (a)(b)	5,091,859

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description	Value

$5,000	Southern Power Company,
	4.15%, 12/01/25 (a)	$5,330,084
2,000	Virginia Electric and Power Company,
	2.875%, 7/15/29	2,019,232
5,000	Western Massachusetts Electric Company,
	3.50%, 9/15/21 (a)(b)	5,103,997
4,000	Wisconsin Energy Corporation,
	3.55%, 6/15/25 (a)(b)	4,203,573
4,000	Xcel Energy Inc.,
	3.35%, 12/01/26 (a)	4,148,975

		126,547,157

	Financial - 37.5%
6,000	American Tower Corporation,
	3.00%, 6/15/23	6,088,571
3,000	AvalonBay Communities, Inc.,
	3.95%, 1/15/21 (a)(b)	3,056,985
3,000	Bank of America Corporation,
	5.00%, 5/13/21 (a)	3,134,658
5,000	Citigroup Inc.,
	4.50%, 1/14/22 (a)	5,243,320
5,000	Crown Castle International Corp.,
	5.25%, 1/15/23	5,428,755
4,000	Digital Realty Trust, L.P.,
	3.60%, 7/01/29	4,080,538
4,000	Duke Realty Limited Partnership,
	3.875%, 10/15/22 (a)	4,151,429
3,000	ERP Operating Limited Partnership,
	4.75%, 7/15/20	3,048,746
4,000	Essex Portfolio, L.P.,
	3.625%, 5/1/27	4,174,595
4,000	Fifth Third Bancorp,
	3.50%, 3/15/22 (a)(b)	4,101,827
4,000	The Goldman Sachs Group, Inc.,
	5.25%, 7/27/21 (a)	4,212,318
4,000	HCP, Inc.,
	4.25%, 11/15/23 (a)	4,247,960
4,000	JPMorgan Chase & Co.,
	3.90%, 7/15/25 (a)	4,263,403
4,000	KeyCorp.,
	5.10%, 3/24/21 (a)(b)	4,172,783
4,000	Kimco Realty Corporation,
	3.20%, 5/01/21 (a)(b)	4,044,569

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description	Value

$4,000	Liberty Property Limited Partnership,
	4.125%, 6/15/22 (a)	$4,156,137
4,000	The PNC Financial Services Group, Inc.,
	3.15%, 5/19/27	4,143,354
4,000	Prologis, L.P.,
	3.75%, 11/01/25	4,289,230
4,000	Simon Property Group, L.P.,
	4.375%, 3/01/21 (a)(b)	4,112,706
3,000	UDR, Inc.,
	4.625%, 1/10/22 (a)(b)	3,129,639
4,000	Ventas Realty, Limited Partnership and Ventas Capital Corporation,
	4.25%, 3/01/22 (a)(b)	4,164,401
5,000	Wells Fargo & Company,
	4.125%, 8/15/23 (a)	5,273,441
5,000	Welltower, Inc.,
	3.625%, 3/15/24 (a)	5,203,184

		97,922,549

	Oil & Gas Storage, Transportation and Production - 23.6%
4,000	Conoco Inc.,
	6.95%, 4/15/29 (a)(b)	5,388,510
6,000	Enbridge Inc.,
	4.25%, 12/1/26 (Canada)	6,535,451
3,000	Energy Transfer Partners, L.P.,
	4.05%, 3/15/25	3,123,579
7,500	Enterprise Products Operating LLC,
	3.35%, 3/15/23	7,721,342
5,000	Kinder Morgan Energy Partners, L.P.,
	7.75%, 3/15/32 (a)(b)	6,766,236
4,000	ONEOK Partners, L.P.,
	4.90%, 3/15/25 (a)	4,345,356
6,000	Phillips 66,
	3.90%, 3/15/28 (a)	6,367,669
4,000	Plains All American Pipeline, L.P.,
	5.00%, 2/01/21 (a)	4,115,273
10,000	Trans-Canada PipeLines Limited,
	9.875%, 1/01/21 (Canada) (a)(b)	10,986,720
6,000	Williams Partners L.P.,
	4.30%, 3/04/24 (a)	6,361,329

		61,711,465

	Industrial - 16.1%
4,000	Amgen Inc.,
	4.10%, 6/15/21 (a)(b)	4,104,221
4,000	CSX Corporation,
	4.25%, 6/01/21 (a)(b)	4,113,223

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description	Value

$3,000	CVS Health Corporation,
	4.125%, 5/15/21 (a)	$3,070,041
4,000	Caterpillar Inc.,
	3.90%, 5/27/21 (a)(b)	4,120,127
6,000	The Dow Chemical Company,
	9.00%, 4/01/21 (a)	6,595,186
4,000	Ford Motor Company,
	4.346%, 12/08/26 (a)(b)	4,036,589
5,000	Sun Company, Inc.,
	9.00%, 11/01/24	5,997,118
5,275	Tele-Communications, Inc.,
	10.125%, 4/15/22 (a)(b)	6,288,637
3,200	Tele-Communications, Inc.,
	9.875%, 6/15/22 (a)	3,815,954

		42,141,096

	Telecommunications - 3.1%
4,000	AT&T Inc.,
	4.60%, 2/15/21 (a)	4,112,908
4,000	Verizon Communications Inc.,
	3.45%, 3/15/21 (a)	4,075,952

		8,188,860

	Total Corporate Bonds
	(Cost $334,754,868)	336,511,127

	U.S. Treasury Obligations - 3.8%
10,000	U.S. Treasury Notes
	1.75%, 11/30/19	9,984,570

	Total U.S. Treasury Obligations
	(Cost $9,980,634)	9,984,570

	U.S. Government and Agency Mortgage-Backed Securities - 0.1%
	Federal National Mortgage Association,
	Pass-Through Certificates,
41	8.00%, 10/01/30	48,522
159	7.00%, 12/01/31	181,955
	Government National Mortgage Association,
	Pass-Through Certificates,
4	7.00%, 3/15/26	3,794
27	8.00%, 11/15/30	28,317

	Total U.S. Government and Agency Mortgage-Backed Securities
	(Cost $237,135)	262,588

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Principal Amount (000)	Description	Value

	SHORT-TERM INVESTMENTS - 1.2%
	U.S. Treasury Bills
$1,000	2.35%, 8/29/19 (c)	$998,504
1,000	2.23%, 9/26/19 (c)	996,842
1,000	2.18%, 10/31/19 (c)	994,862

	Total Short-Term Investments
	(Cost $2,989,436)	2,990,208

	TOTAL INVESTMENTS - 133.9%
	(Cost $347,962,073)	349,748,493

	Secured borrowings - (40.2)%	(105,000,000)
	Other assets less other liabilities - 6.3%	16,482,422

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$261,230,915

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.
(b)	All or a portion of this security has been loaned.
(c)	Rate shown represents yield-to-maturity.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2019

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2019:

Level 2
Corporate Bonds	$336,511,127
U.S. Treasury Obligations	9,984,570
U.S. Government and Agency Mortgage-Backed Securities	262,588
Short-Term Investments	2,990,208
Total	$349,748,493

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/duc or the Securities and Exchange Commission’s website at www.sec.gov.